Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Jul. 06, 2022 CNY (¥) shares	May 07, 2022 shares	Apr. 14, 2022 CNY (¥)	Apr. 14, 2022 USD ($) $ / shares	Jun. 22, 2021 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Nov. 30, 2020 $ / shares shares
Stock repurchased during period, shares | shares								177,267,715	190,527,542
Stock repurchased during period, value						¥ 1,080,270		¥ 1,665,018	¥ 811,152
Share-based payment arrangement, expense						¥ 919,255		¥ 3,837,913	3,486,307
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares						318,299,998	318,299,998	866,230,796
Stock issued during period, value, stock options exercised						¥ 21		¥ 4,993	48,757
Proceeds from Issuance Initial Public Offering					¥ 11,059,043	¥ 0	$ 0	¥ 11,059,043	0
Settlement of subscription receivables | $				$ 200,000
Fair value per share | $ / shares				$ 0.36
Conversion of Class B ordinary shares to Class A ordinary shares [Member]
Converson of stock | shares						1,121,670,655	1,121,670,655
Shareholder Resolutions [Member]
Reclassification of ordinary shares from one class to another | shares								2,013,034,312
Truck Alliance [Member]
Stock repurchased during period, value								¥ 1,077,505	489,391
Share-based payment arrangement, expense								38,929	112,558
Minimum [Member]
Reduction in common stock									12			¥ 12
Reduction in additional paid in capital									376,820			1,038,564
Maximum [Member]
Reduction in additional paid in capital										¥ 257,891		¥ 626,431
Receivables from Stockholder [Member]
Settlement Of Shareholder Loan Value			¥ 1,310,140			¥ (1,310,140)
Additional Paid-in Capital [Member]
Stock repurchased during period, value						1,080,247		1,664,995	811,128
Stock issued during period, value, stock options exercised								¥ 4,937	48,673
Settlement Of Shareholder Loan Value			1,326,603			¥ 1,326,603
Employees
Reduction in additional paid in capital									¥ 117,211
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares									106,422,541
Stock issued during period, value, stock options exercised									¥ 385,270
Employees | Minimum [Member]
Reduction in common stock									7
Reduction in additional paid in capital									¥ 268,052
Common Class A [Member]
Stock repurchased during period, shares | shares	259,095,756
Stock repurchased during period, value	¥ 822,373
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares						112,209,998	112,209,998	351,972,260
Common stock, shares authorized | shares										40,000,000,000		40,000,000,000	33,562,015,467
Common stock, par or stated value per share | $ / shares							$ 0.00001				$ 0.00001		$ 0.00001
Common Stock, Shares, Issued | shares										18,919,468,156		18,505,617,508
Withheld of shares | shares										710,080
Converson of stock | shares					14,965,476,285
Common Class A [Member] | Private Placement [Member]
Common Stock, Shares, Issued | shares					210,526,314
Common Class A [Member] | Public investor [Member]
Common Stock, Shares, Issued | shares					1,650,000,000
Common Class A [Member] | Common Stock [Member]
Stock repurchased during period, shares | shares						(259,805,836)	(259,805,836)	(177,267,715)	(364,995,633)
Reduction in common stock	17
Stock repurchased during period, value						¥ 17		¥ 12	¥ 24
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares						112,209,998	112,209,998	351,972,260	1,285,000,422
Stock issued during period, value, stock options exercised						¥ 7		¥ 23	¥ 84
Settlement of Shareholder loan shares | shares		560,224,090				(560,224,090)	(560,224,090)
Settlement Of Shareholder Loan Value			¥ 37			¥ 37
Converson of stock | shares								14,965,476,285
Common Class A [Member] | Additional Paid-in Capital [Member]
Stock repurchased during period, value	¥ 822,356
Common Class B [Member]
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares						206,090,000	206,090,000	514,258,536
Common stock, shares authorized | shares										10,000,000,000		10,000,000,000	963,610,653
Common stock, par or stated value per share | $ / shares							$ 0.00001				$ 0.00001		$ 0.0001
Common Stock, Shares, Issued | shares										2,317,044,668		3,323,790,823
Withheld of shares | shares										91,165,500		169,834,500
Converson of stock | shares					2,721,822
Common Class B [Member] | Minimum [Member]
Reduction in common stock												¥ 11
Common Class B [Member] | Common Stock [Member]
Stock repurchased during period, shares | shares						(91,165,500)	(91,165,500)	(169,834,500)
Reduction in common stock										¥ 6
Stock repurchased during period, value						¥ 6		¥ 11
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares						206,090,000	206,090,000	514,258,536
Stock issued during period, value, stock options exercised						¥ 14		¥ 33
Converson of stock | shares								2,721,822